LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

NOTE 10 - LEASES:

Amounts recognized in the consolidated statements of financial position:

	Year Ended December 31,
	2021	2020

	U.S dollars in thousands
Right-of-use assets:
Properties	1,986	2,593
Vehicles	1,665	2,599
	3,651	5,192
Lease liabilities:
Current	1,618	1,710
Non-current	2,574	3,807
	4,192	5,517
Additions to the right-of-use assets and lease liabilities during the years ended 2021 and 2020 were 0.4 million and 2.9 respectively .
Amounts recognized in the consolidated statements of comprehensive loss:
	Year Ended December 31,
	2021	2020
Depreciation charge of right-of-use assets
Properties	608	607
Vehicles	1,282	948
	1,890	1,555
Interest expense (included in financial expenses)	397	574
Expenses relating to short-term leases and leases of low-value assets are immaterial.
The total cash outflow for leases in 2021 and 2020 was $1.9 million and $2 million respectively.